Note 18 - Segmented Information	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
18.	Segmented information

Operating segments
The Company has
two
reportable operating segments. The segments are grouped with reference to the nature of services provided and the types of clients that use those services. The Company assesses each segment’s performance based on operating earnings or operating earnings before depreciation and amortization. FirstService Residential provides property management and related property services to residential communities in North America. FirstService Brands provides franchised and Company-owned property services to customers in North America. Corporate includes the costs of operating the Company’s corporate head office. The reportable segment information excludes intersegment transactions.

2016	FirstService Residential	FirstService Brands	Corporate	Consolidated

Revenues	$1,112,820	$370,069	$-	$1,482,889
Depreciation and amortization	20,924	15,982	63	36,969
Operating earnings (loss)	62,539	41,173	(13,162)	90,550
Other income, net				232
Interest expense, net				(9,152)
Income taxes				(27,387)
Net earnings				$54,243

Total assets	$371,780	$393,321	$5,863	$770,964
Total additions to long lived assets	25,039	114,178	-	139,217

2015	FirstService Residential	FirstService Brands	Corporate	Consolidated

Revenues	$1,017,506	$246,571	$-	$1,264,077
Depreciation and amortization	21,041	7,840	103	28,984
Operating earnings (loss)	47,550	35,079	(11,882)	70,747
Other expense, net				(60)
Interest expense, net				(9,077)
Income taxes				(23,412)
Net earnings				$38,198

Total assets	$349,507	$239,394	$11,582	$600,483
Total additions to long lived assets	22,006	8,541	53	30,600

Geographic information
Revenues in each geographic region are reported by customer locations.

	2016	2015

United States
Revenues	$1,393,950	$1,181,435
Total long-lived assets	420,087	321,279

Canada
Revenues	$88,939	$82,642
Total long-lived assets	40,277	36,420

Consolidated
Revenues	$1,482,889	$1,264,077
Total long-lived assets	460,364	357,699